Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2020	Sep. 30, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 2,653,750	$ 2,653,750
Less: Accumulated depreciation and amortization	(2,653,750)	(2,653,750)
Total property and equipment, net
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	2,319,545	2,319,545
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	70,596	70,596
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 263,609	$ 263,609